Consolidated Schedule of Investments
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.67%
Australia–21.85%
Bellevue Gold Ltd.(a)	56,793,252	$51,274,702
Capricorn Metals Ltd.(a)	3,250,000	11,502,292
De Grey Mining Ltd.(a)	62,887,305	50,424,821
Emerald Resources NL(a)	8,710,000	21,208,710
Evolution Mining Ltd.	24,798,806	64,253,060
Firefinch Ltd.(a)(b)	12,910,104	295,490
Genesis Minerals Ltd.(a)	14,600,000	20,136,693
Gold Road Resources Ltd.	27,383,275	30,618,227
Northern Star Resources Ltd.	9,728,895	90,295,125
OceanaGold Corp.	17,910,300	44,106,051
Ora Banda Mining Ltd.(a)	7,254,054	2,086,892
Ramelius Resources Ltd.	27,528,612	35,131,232
West African Resources Ltd.(a)	12,200,000	11,992,559
Westgold Resources Ltd.	2,070,000	3,556,368
		436,882,222
Bosnia and Herzegovina–0.41%
Adriatic Metals PLC, CDI(a)	3,930,000	8,273,985
Brazil–3.01%
ERO Copper Corp.(a)	290,000	5,671,242
Wheaton Precious Metals Corp.	913,035	54,562,971
		60,234,213
Burkina Faso–1.96%
Endeavour Mining PLC	1,778,966	39,144,596
Canada–51.10%
Agnico Eagle Mines Ltd.	1,331,395	102,743,752
Alamos Gold, Inc., Class A	3,871,108	65,924,969
Allied Gold Corp.(a)	2,844,771	6,737,697
Artemis Gold, Inc.(a)	5,414,241	46,234,673
Aya Gold & Silver, Inc.(a)	3,435,082	38,763,320
B2Gold Corp.	10,392,000	31,176,000
Barrick Gold Corp.	5,141,499	95,169,147
Calibre Mining Corp., Class C(a)	14,634,883	22,683,989
Cameco Corp.	80,000	3,639,200
Capstone Copper Corp.(a)	4,080,000	27,423,605
Centerra Gold, Inc.	1,350,000	9,054,431
Coppernico Metals, Inc.(a)	3,028,200	696,486
Dundee Precious Metals, Inc.	1,395,000	11,791,294
enCore Energy Corp.(a)	1,790,000	7,001,050
Equinox Gold Corp.(a)	4,586,381	25,775,461
Filo Corp.(a)	200,000	4,628,255
Foran Mining Corp.(a)	1,080,000	3,035,092
Franco-Nevada Corp.	131,302	16,932,706
G Mining Ventures Corp.(a)	1,569,128	11,012,820
Galiano Gold, Inc.(a)	9,480,000	17,253,600
Hudbay Minerals, Inc.	1,910,000	15,929,400
i-80 Gold Corp.(a)	5,060,000	5,387,462
IAMGOLD Corp.(a)	7,050,000	29,046,000
Ivanhoe Mines Ltd., Class A(a)	5,915,365	77,334,834
K92 Mining, Inc.(a)	8,202,630	46,934,978
Karora Resources, Inc.(a)	2,394,956	11,049,774
Kinross Gold Corp.	5,605,925	50,789,681
Shares		Value
Canada–(continued)
Lundin Gold, Inc.	2,363,815	$40,919,262
MAG Silver Corp.(a)	448,522	6,144,751
McEwen Mining, Inc.(a)	100,000	944,000
New Found Gold Corp.(a)	220,000	605,512
New Gold, Inc.(a)	12,740,000	29,429,400
NGEx Minerals Ltd.(a)	90,000	597,762
Novagold Resources, Inc.(a)	2,110,000	10,085,800
Orla Mining Ltd.(a)	6,211,621	23,125,145
Osisko Development Corp.(a)	600,000	1,195,089
Osisko Gold Royalties Ltd.	1,775,339	31,139,446
Osisko Mining, Inc.(a)	5,200,000	12,315,938
Pan American Silver Corp.	500,000	11,490,000
Pan American Silver Corp., Rts., expiring 02/22/2029(a)	2,300,100	1,058,046
Seabridge Gold, Inc.(a)	10,000	166,000
SilverCrest Metals, Inc.(a)	1,381,139	13,514,785
Southern Cross Gold Ltd.(a)	764,793	1,095,634
SSR Mining, Inc.	40,000	222,800
Torex Gold Resources, Inc.(a)	41,000	650,049
Triple Flag Precious Metals Corp.	1,386,682	21,453,321
Wesdome Gold Mines Ltd.(a)	3,253,193	31,314,913
		1,021,617,329
China–0.10%
Zijin Mining Group Co. Ltd., H Shares	1,000,000	2,029,989
Colombia–0.76%
Aris Mining Corp.(a)	3,400,560	15,172,165
Egypt–0.63%
Centamin PLC	7,700,000	12,576,286
South Africa–2.99%
DRDGOLD Ltd., ADR	168,910	1,709,369
Gold Fields Ltd., ADR	2,217,670	38,055,218
Harmony Gold Mining Co. Ltd., ADR	20,000	194,400
Sibanye Stillwater Ltd., ADR	4,352,587	19,717,219
		59,676,206
Turkey–1.67%
Eldorado Gold Corp.(a)	1,971,502	33,436,674
United Kingdom–2.35%
AngloGold Ashanti PLC	1,672,100	46,952,568
United States–11.71%
A-Mark Precious Metals, Inc.	624,042	23,988,175
Aura Minerals, Inc.	2,220,025	22,672,185
Freeport-McMoRan, Inc.	892,000	40,505,720
Hecla Mining Co.	1,975,304	11,417,257
Ivanhoe Electric, Inc.(a)	2,643,183	26,220,375
Newmont Corp.	1,717,914	84,298,040
Piedmont Lithium, Inc.(a)	501,585	5,025,882
Royal Gold, Inc.	144,300	19,930,716
		234,058,350

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Shares		Value
Zambia–0.13%
First Quantum Minerals Ltd.	207,000	$2,533,807
Total Common Stocks & Other Equity Interests (Cost $1,190,215,569)		1,972,588,390
Exchange-Traded Funds–0.02%
United States–0.02%
SPDR® Gold Trust–ETF(a) (Cost $370,099)	2,000	453,100
Money Market Funds–2.79%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(c)(d)	19,526,866	19,526,866
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.20%(c)(d)	36,264,077	$36,264,077
Total Money Market Funds (Cost $55,790,943)		55,790,943
TOTAL INVESTMENTS IN SECURITIES—101.48% (Cost $1,246,376,611)		2,028,832,433
OTHER ASSETS LESS LIABILITIES–(1.48)%		(29,655,741)
NET ASSETS–100.00%		$1,999,176,692
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Rts.	– Rights
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,041,999	$44,634,839	$(34,149,972)	$-	$-	$19,526,866	$83,866
Invesco Liquid Assets Portfolio, Institutional Class	6,458,048	25,440,621	(31,898,798)	582	(453)	-	51,582
Invesco Treasury Portfolio, Institutional Class	10,333,714	69,114,113	(43,183,750)	-	-	36,264,077	108,076
Total	$25,833,761	$139,189,573	$(109,232,520)	$582	$(453)	$55,790,943	$243,524

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.

Open Exchange-Traded Equity Options Written(a)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
Agnico Eagle Mines Ltd.	Call	08/16/2024	2,000	USD	65.00	USD	13,000,000	$(2,480,000)
Alamos Gold, Inc.	Call	09/20/2024	6,000	USD	15.00	USD	9,000,000	(1,395,000)
A-Mark Precious Metals, Inc.	Call	09/20/2024	6,240	USD	35.00	USD	21,840,000	(3,088,800)
AngloGold Ashanti PLC	Call	10/18/2024	4,000	USD	25.00	USD	10,000,000	(1,700,000)
Barrick Gold Corp.	Call	09/20/2024	2,000	USD	18.00	USD	3,600,000	(237,000)
Eldorado Gold Corp.	Call	10/18/2024	4,000	USD	18.00	USD	7,200,000	(360,000)
Endeavour Mining PLC	Call	09/20/2024	3,000	CAD	32.00	CAD	9,600,000	(179,263)
ERO Copper Corp.	Call	12/20/2024	1,000	CAD	40.00	CAD	4,000,000	(32,593)
Filo Corp.	Call	11/15/2024	2,000	CAD	28.00	CAD	5,600,000	(637,381)
Franco-Nevada Corp.	Call	10/18/2024	1,000	USD	150.00	USD	15,000,000	(142,500)
Freeport-McMoRan, Inc.	Call	01/17/2025	2,000	USD	55.00	USD	11,000,000	(337,000)
Gold Fields Ltd.	Call	10/18/2024	2,000	USD	17.00	USD	3,400,000	(295,000)
Hecla Mining Co.	Call	09/20/2024	10,000	USD	5.50	USD	5,500,000	(620,000)
Hudbay Minerals, Inc.	Call	10/18/2024	2,000	USD	7.50	USD	1,500,000	(255,000)
Hudbay Minerals, Inc.	Call	10/18/2024	3,000	USD	12.50	USD	3,750,000	(22,500)
IAMGOLD Corp.	Call	09/20/2024	8,000	USD	5.00	USD	4,000,000	(60,000)
Ivanhoe Mines Ltd.	Call	08/16/2024	2,000	CAD	21.00	CAD	4,200,000	(8,692)
Kinross Gold Corp.	Call	11/15/2024	3,000	USD	9.00	USD	2,700,000	(276,000)
Lundin Gold, Inc.	Call	09/20/2024	5,000	CAD	21.00	CAD	10,500,000	(1,140,767)
MAG Silver Corp.	Call	11/15/2024	4,000	USD	15.00	USD	6,000,000	(400,000)
New Gold, Inc.	Call	11/15/2024	8,000	USD	2.00	USD	1,600,000	(420,000)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Open Exchange-Traded Equity Options Written(a)—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Newmont Corp.	Call	09/20/2024	3,000	USD	42.50	USD	12,750,000	$(2,122,500)
Newmont Corp.	Call	12/20/2024	4,000	USD	52.50	USD	21,000,000	(1,134,000)
Osisko Gold Royalties Ltd.	Call	10/18/2024	2,000	USD	17.50	USD	3,500,000	(220,000)
Pan American Silver Corp.	Call	10/18/2024	5,000	USD	15.00	USD	7,500,000	(3,950,000)
Piedmont Lithium, Inc.	Call	08/16/2024	5,000	USD	21.00	USD	10,500,000	(187,500)
Royal Gold, Inc.	Call	11/15/2024	1,400	USD	165.00	USD	23,100,000	(287,000)
Sibanye Stillwater Ltd.	Call	10/18/2024	488	USD	7.50	USD	366,000	(3,660)
SilverCrest Metals, Inc.	Call	09/20/2024	3,000	CAD	13.50	CAD	4,050,000	(195,560)
Wesdome Gold Mines Ltd.	Call	09/20/2024	3,000	CAD	13.00	CAD	3,900,000	(190,128)
Wheaton Precious Metals Corp.	Call	09/20/2024	2,000	USD	60.00	USD	12,000,000	(575,000)
Wheaton Precious Metals Corp.	Call	09/20/2024	6,000	USD	55.00	USD	33,000,000	(3,600,000)
Subtotal – Equity Call Options Written								(26,552,844)
Equity Risk
Agnico Eagle Mines Ltd.	Put	12/20/2024	1,000	USD	55.00	USD	5,500,000	(42,500)
Alamos Gold, Inc.	Put	09/20/2024	2,000	USD	15.00	USD	3,000,000	(35,000)
A-Mark Precious Metals, Inc.	Put	09/20/2024	1,000	USD	25.00	USD	2,500,000	(107,500)
AngloGold Ashanti PLC	Put	10/18/2024	1,000	USD	18.00	USD	1,800,000	(37,500)
AngloGold Ashanti PLC	Put	10/18/2024	1,000	USD	21.00	USD	2,100,000	(85,000)
Barrick Gold Corp.	Put	09/20/2024	1,000	USD	16.00	USD	1,600,000	(11,500)
Cameco Corp.	Put	12/20/2024	2,000	USD	41.00	USD	8,200,000	(476,000)
Capstone Copper Corp.	Put	10/18/2024	2,000	CAD	9.50	CAD	1,900,000	(101,402)
DRDGOLD Ltd.	Put	11/15/2024	2,000	USD	7.50	USD	1,500,000	(45,000)
Endeavour Mining PLC	Put	09/20/2024	2,000	CAD	24.50	CAD	4,900,000	(47,804)
Equinox Gold Corp.	Put	10/18/2024	4,000	USD	5.00	USD	2,000,000	(80,000)
ERO Copper Corp.	Put	11/15/2024	2,000	CAD	26.00	CAD	5,200,000	(300,583)
Filo Corp.	Put	11/15/2024	1,000	CAD	21.50	CAD	2,150,000	(18,107)
First Quantum Minerals Ltd.	Put	10/18/2024	4,000	CAD	15.50	CAD	6,200,000	(302,756)
Franco-Nevada Corp.	Put	10/18/2024	1,000	USD	95.00	USD	9,500,000	(115,000)
Freeport-McMoRan, Inc.	Put	11/15/2024	2,000	USD	42.00	USD	8,400,000	(393,000)
Gold Fields Ltd.	Put	10/18/2024	4,000	USD	15.00	USD	6,000,000	(210,000)
Hecla Mining Co.	Put	09/20/2024	3,000	USD	5.50	USD	1,650,000	(85,500)
Hudbay Minerals, Inc.	Put	10/18/2024	2,000	USD	7.50	USD	1,500,000	(65,000)
IAMGOLD Corp.	Put	09/20/2024	3,000	USD	3.00	USD	900,000	(15,000)
Ivanhoe Mines Ltd.	Put	12/20/2024	2,000	CAD	18.00	CAD	3,600,000	(202,079)
Lundin Gold, Inc.	Put	11/15/2024	2,000	CAD	18.50	CAD	3,700,000	(49,976)
MAG Silver Corp.	Put	11/15/2024	2,000	USD	12.50	USD	2,500,000	(140,000)
McEwen Mining, Inc.	Put	11/15/2024	2,000	USD	8.00	USD	1,600,000	(105,000)
Newmont Corp.	Put	12/20/2024	2,000	USD	40.00	USD	8,000,000	(129,000)
Novagold Resources, Inc.	Put	09/20/2024	3,000	USD	3.00	USD	900,000	(37,500)
Piedmont Lithium, Inc.	Put	11/15/2024	2,000	USD	10.00	USD	2,000,000	(345,000)
Royal Gold, Inc.	Put	11/15/2024	1,000	USD	115.00	USD	11,500,000	(165,000)
Sibanye Stillwater Ltd.	Put	10/18/2024	3,000	USD	4.00	USD	1,200,000	(60,000)
SPDR® Gold Trust–ETF	Put	10/18/2024	300	USD	200.00	USD	6,000,000	(5,550)
SSR Mining, Inc.	Put	12/20/2024	4,000	USD	5.00	USD	2,000,000	(160,000)
Torex Gold Resources, Inc.	Put	12/20/2024	3,000	CAD	19.50	CAD	5,850,000	(217,289)
Wheaton Precious Metals Corp.	Put	09/20/2024	1,000	USD	39.00	USD	3,900,000	(50,000)
Wheaton Precious Metals Corp.	Put	12/20/2024	1,000	USD	45.00	USD	4,500,000	(47,500)
Subtotal – Equity Put Options Written								(4,288,046)
Total Open Exchange-Traded Equity Options Written								$(30,840,890)

(a)	Open Exchange-Traded Options Written collateralized by $79,714 cash held with Morgan Stanley.
*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Abbreviations:
CAD	—Canadian Dollar
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$44,106,051	$392,480,681	$295,490	$436,882,222
Bosnia and Herzegovina	—	8,273,985	—	8,273,985
Brazil	60,234,213	—	—	60,234,213
Burkina Faso	39,144,596	—	—	39,144,596
Canada	1,020,521,695	1,095,634	—	1,021,617,329
China	—	2,029,989	—	2,029,989
Colombia	15,172,165	—	—	15,172,165
Egypt	—	12,576,286	—	12,576,286
South Africa	59,676,206	—	—	59,676,206
Turkey	33,436,674	—	—	33,436,674
United Kingdom	46,952,568	—	—	46,952,568
United States	234,511,450	—	—	234,511,450
Zambia	2,533,807	—	—	2,533,807
Money Market Funds	55,790,943	—	—	55,790,943
Total Investments in Securities	1,612,080,368	416,456,575	295,490	2,028,832,433
Other Investments - Liabilities*
Options Written	(30,840,890)	—	—	(30,840,890)
Total Investments	$1,581,239,478	$416,456,575	$295,490	$1,997,991,543

*	Options written are shown at value.
Invesco Gold & Special Minerals Fund